PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.1%
Asset-Backed Securities 9.4%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2021-61A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.717%(c)	04/20/37		550	$554,467
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.617(c)	07/20/35		275	277,684
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.306(c)	07/15/30		250	250,773
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	4.529(c)	04/15/35	EUR	250	262,253
Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.267(c)	01/27/36		500	505,434
CBAM LLC, Series 2021-15A, Class B1, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	6.718(c)	01/15/36		250	250,114
CIFC Funding Ltd. (Cayman Islands), Series 2014-05A, Class BR3, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.397(c)	07/17/37		350	351,726
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.367(c)	01/20/35		400	400,000
Elevation CLO Ltd. (Cayman Islands), Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.656(c)	10/15/37		400	402,172
Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	7.426(c)	07/25/36		150	151,829
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.817(c)	04/28/37		500	504,350
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.567(c)	07/20/36		100	101,071
ICG US CLO Ltd. (United Kingdom), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.632(c)	07/18/36		500	505,053

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.656%(c)	09/14/36	200	$202,809
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.397(c)	07/20/37	350	352,826
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 0.000%)	6.411(c)	10/31/37	750	750,773
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	7.767(c)	01/20/35	250	251,688
PPM CLO Ltd. (Cayman Islands), Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.897(c)	04/16/37	500	501,477
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	7.067(c)	01/20/37	300	302,795
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.237(c)	10/25/34	250	246,083
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.206(c)	01/14/34	500	500,491
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.606(c)	01/15/36	500	506,819

Total Asset-Backed Securities (cost $8,054,678)				8,132,687
Commercial Mortgage-Backed Security 0.2%
ROCK Trust, Series 2024-CNTR, Class E, 144A (cost $200,000)	8.819	11/13/41	200	208,997

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 18.7%
Advertising 0.0%
CMG Media Corp., Sec’d. Notes, 144A	8.875%	06/18/29	25	$17,231
Aerospace & Defense 0.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	63	63,079
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875	05/01/27	75	73,688
Auto Manufacturers 0.1%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	108,321
Banks 14.5%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	1,275	1,268,437
Jr. Sub. Notes, Series RR(v)	4.375(ff)	01/27/27(oo)	500	481,939
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	340	349,574
Jr. Sub. Notes, Series EE(hh)	6.750(ff)	02/15/30(oo)	260	260,269
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	500	498,370
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	2,550	2,472,993
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,290	1,234,410
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	600	575,917
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	175	184,593

JPMorgan Chase & Co., Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	1,500	1,482,931
Royal Bank of Canada (Canada), Jr. Sub. Notes(v)	7.500(ff)	05/02/84	1,750	1,820,000
Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	100	103,375
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes(v)	7.250(ff)	07/31/84	970	990,613

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

U.S. Bancorp, Jr. Sub. Notes	3.700%(ff)	01/15/27(oo)	100	$94,513
Wells Fargo & Co., Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	725	704,457
				12,522,391
Building Materials 0.0%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	45	45,601
Diversified Financial Services 1.4%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	1,300	1,241,211
Electric 0.6%
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/31	150	142,146
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	102,936
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	250	268,984
				514,066
Environmental Control 0.1%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31	50	51,875
Home Builders 0.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30	38	35,238
Housewares 0.0%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A (original cost $55,500; purchased 03/27/24)(f)	6.500	10/01/29	75	48,036

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30	80	$83,546
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400	04/01/33	75	68,658
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $1,688; purchased 01/31/24)(f)	6.625	08/15/27(d)	25	143
Sec’d. Notes, 144A (original cost $5,156; purchased 01/31/24)(f)	5.375	08/15/26(d)	75	446
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $19,125; purchased 05/02/24)(f)	4.500	09/15/26	25	21,567
Sr. Unsec’d. Notes, 144A (original cost $10,313; purchased 05/02/24)(f)	6.500	09/15/28	25	16,695
				107,509
Oil & Gas 0.2%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	95,094
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	75	75,145
				170,239
Packaging & Containers 0.1%
Sealed Air Corp., Gtd. Notes, 144A	5.000	04/15/29	50	48,512
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	25	25,238
				73,750
Pipelines 0.6%
Energy Transfer LP, Sr. Unsec’d. Notes	3.750	05/15/30	75	70,826

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Targa Resources Corp., Gtd. Notes	4.200%	02/01/33	75	$70,037
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	360	373,294
				514,157
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	45,546
Gtd. Notes	9.750	06/15/25	5	5,001
Sr. Unsec’d. Notes	4.750	02/15/28	5	4,275
				54,822
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	66,162
Telecommunications 0.5%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30	5	407
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30	—(r)	40
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30	5	34

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500%	10.942	05/25/27	207	201,081
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28	120	101,448
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29	25	21,966
Sr. Sec’d. Notes, 144A	10.500	04/15/29	25	28,022

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	10.500%	05/15/30	25	$27,409
Sr. Sec’d. Notes, 144A	11.000	11/15/29	25	28,378
				408,785

Total Corporate Bonds (cost $15,832,754)				16,199,707
Floating Rate and Other Loans 68.3%
Advertising 0.1%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	9.864(c)	02/15/29	50	49,935
Terrier Media Buyer, Inc., Term Facility, 2 Month SOFR + 3.500%	8.071(c)	06/18/29	54	47,816
				97,751
Aerospace & Defense 0.8%
Azorra Soar TLB FInance Limited (Cayman Islands), Initial Term Loan, 3 Month SOFR + 3.500%^	8.132(c)	10/18/29	175	173,687
Propulsion (BC) Finco, Amendment No. 4 Replacement Term Loan, 2 Month SOFR + 3.250%	7.867(c)	09/14/29	149	150,708
Signia Aerospace, LLC,
Delayed Draw Term Loan^	—(p)	12/31/31	6	5,769
Term Loan^	—(p)	12/31/31	69	69,231
Transdigm, Inc.,
Term Loan I, 3 Month SOFR + 2.750%	7.354(c)	08/24/28	50	49,821
Tranche J Term Loan, 3 Month SOFR + 2.500%	7.104(c)	02/28/31	149	148,983
Tranche K Term Loan, 3 Month SOFR + 2.750%	7.354(c)	03/22/30	100	99,585
				697,784
Agriculture 0.3%
Alltech, Inc., Term B Loan, 1 Month SOFR + 4.114%	8.687(c)	10/13/28	224	224,580

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines 0.8%
American Airlines, Inc., Initial Term Loan, 3 Month SOFR + 5.012%	9.629%(c)	04/20/28	207	$213,039
United Air Lines, Inc., Term B Loan, 3 Month SOFR + 2.000%	6.635(c)	02/22/31	451	452,753
				665,792
Auto Parts & Equipment 2.0%
Adient US LLC, Term B-2 Loan, 1 Month SOFR + 2.750%	7.323(c)	01/31/31	100	100,039
Clarios Global LP, 2024 Term B Loan, 1 Month SOFR + 2.500%	7.073(c)	05/06/30	175	175,544
First Brands Group LLC,
2022-Ii Incremental Term loan, 3 Month SOFR + 5.262%	9.847(c)	03/30/27	546	526,762
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347(c)	03/30/28	225	207,000
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	378	368,069
Term B Loan, 3 Month SOFR + 5.100%	9.676(c)	11/17/28	350	341,834
				1,719,248
Beverages 0.8%
Brewco Borrower LLC, First-Out New Money Term Loan, 3 Month SOFR + 6.250%^	10.906(c)	04/05/28	272	222,667
City Brewing Co. LLC, Second Out Term Loan, 3 Month SOFR + 5.262%^	9.918(c)	04/05/28	119	50,036
Pegasus Bidco Bv (Netherlands), 2024-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.773(c)	07/12/29	395	395,755
				668,458
Building Materials 2.1%
Cornerstone Building Brands, Inc.,
Term Loan, 1 Month SOFR + 5.625%	10.234(c)	08/01/28	196	191,009
Tranche C Term Loan, 1 Month SOFR + 4.500%	9.109(c)	05/15/31	50	47,604

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials (cont’d.)

CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.750%	8.423%(c)	11/23/27	196	$192,799
Emerald Debt Merger Sub LLC, Second Amendment Incremental Term Loan, 1 Month SOFR + 2.500%	7.073(c)	08/04/31	150	150,094
EMRLD Borrower LP, Initial Term B Loan, 6 Month SOFR + 2.500%	6.933(c)	05/31/30	415	415,087
Griffon Corporation, Repriced Term Loan, 1 Month SOFR + 2.250%	6.823(c)	01/24/29	398	399,502
Nvent Electric Public Limited Co., Term B Loan	—(p)	09/30/31	50	50,500
Smyrna Ready Mix Concrete LLC, New Term B Loan, 1 Month SOFR + 3.500%^	8.073(c)	04/02/29	249	250,216
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	9.687(c)	10/12/28	148	146,551
				1,843,362
Chemicals 2.8%
A-Ap Buyer, Inc., Initial Term Loan, 3 Month SOFR + 3.250%	7.854(c)	09/09/31	125	125,781
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	124	119,800
Ecovyst Catalyst Technologies LLC, Second Amendment Term Loan, 3 Month SOFR + 2.250%	6.835(c)	06/12/31	50	50,025
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	9.115(c)	08/18/28	171	171,424
Ineos Finance PLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/18/30	174	175,092
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%^	8.423(c)	03/14/30	74	73,137
New Term B Loan, 1 Month SOFR + 4.350%	8.923(c)	04/02/29	100	99,065

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	128	122,287

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)

LSF11 A5 HoldCo, LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.187%(c)	10/15/28	548	$550,663
Minerals Technologies Inc., Term B Loan	—(p)	12/31/31	150	150,562
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 3 Month SOFR + 3.250%	7.657(c)	04/03/28	243	245,019
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.657(c)	04/03/28	99	99,806

Olympus Water US Holding Corp., Term B-5 USD Loan, 3 Month SOFR + 3.500%	8.104(c)	06/20/31	180	181,550
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term B Loan, 3 Month SOFR + 3.000%	7.522(c)	09/11/31	150	150,469
Tronox Finance LLC, 2024-B Term Loan, 1 Month SOFR + 2.500%	7.088(c)	09/30/31	75	75,187
				2,389,867
Commercial Services 6.8%
Albion Financing 3 Sarl (Luxembourg), New 2024 Amended USD Term Loan, 3 Month SOFR + 4.512%	9.096(c)	08/16/29	74	74,431
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	8.423(c)	05/12/28	249	250,234
API Group DE, Inc., 2021 Repriced Term B Loan, 1 Month SOFR + 2.000%	6.573(c)	01/03/29	207	207,604
Belron Finance US LLC, 2031 Dollar Incremental Term Loan, 3 Month SOFR + 2.750%	7.273(c)	10/01/31	500	505,209
Boost Newco Borrower LLC, Term B-1 Loan, 3 Month SOFR + 2.500%	7.104(c)	01/31/31	550	554,125
CCRR Parent, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.750%	9.026(c)	03/06/28	350	212,333
Cimpress USA LLC (Ireland), 2024 Refinancing Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.573(c)	05/17/28	147	147,495

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.187%(c)	06/02/28		447	$444,428
Crisis Prevention Institute, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	9.229(c)	04/09/31		325	325,677
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	10.104(c)	01/31/31		100	95,012
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.250%	7.823(c)	08/16/28		149	149,698
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	8.500(c)	08/11/25		286	281,084
Grant Thornton LLP, Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	06/02/31		100	100,521
Jupiter Buyer, Inc.,
Initial Delayed Draw Term Loan	—(p)	11/30/31		21	20,810
Initial Term Loan	—(p)	11/30/31		179	180,356

Kuehg Corp., Term Loan, 3 Month SOFR + 3.250%	7.839(c)	06/12/30		124	124,929
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 3.900%	8.485(c)	02/23/29		186	182,171
Markermeer Finance B.V. (Netherlands), Term Facility B, 6 Month EURIBOR + 3.000%	5.765(c)	01/29/27	EUR	200	209,236
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.500%	8.073(c)	05/04/28		249	250,374
NAB Holdings LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 2.750%	7.354(c)	11/23/28		346	345,923
Neon Maple Purchaser, Inc., Tranche B-1 Term Loan	—(p)	11/17/31		475	477,256
Omnia Partners, LLC, Repriced Term Loan, 3 Month SOFR + 3.250%	7.867(c)	07/25/30		200	200,466
PG Polaris Bidco Sarl (Luxembourg), Term B Loan, 3 Month SOFR + 3.000%	7.604(c)	03/26/31		200	200,622
Ryan LLC,
Delayed Draw Term Loan, 1 Month SOFR + 4.50%	5.036(c)	11/14/30		13	13,089
Initial Term Loan, 1 Month SOFR + 3.500%	8.073(c)	11/14/30		126	126,821

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)

TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.673%(c)	11/02/27	148	$143,357
VT Topco, Inc., Term B Loan, 1 Month SOFR + 3.500%	8.073(c)	08/09/30	74	74,922
				5,898,183
Computers 2.6%
Amazon Holdco, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.823(c)	09/29/31	325	322,969
Caci International, Inc., Tranche B Term loan, 1 Month SOFR + 1.750%	6.385(c)	10/07/31	125	125,078
ConvergeOne Holdings, PVKG Intermediate Holdings Inc First Lien Term Loan, 3 Month SOFR + 5.750%	10.767(c)	06/04/30	55	53,165
Fortress Intermediate, Initial Term Loan, 1 Month SOFR + 3.500%	8.073(c)	06/27/31	240	240,450
Indy US Bidco, LLC, Ninth Amend Dollar Term Loan, 1 Month SOFR + 4.750%	9.323(c)	03/06/28	202	201,575
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	418	419,449
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.750%	8.397(c)	03/27/29	134	133,750
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	8.423(c)	02/01/28	292	273,908
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	9.604(c)	05/18/28	74	74,278
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	8.360(c)	09/26/31	175	175,000
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.782(c)	08/20/25	219	205,125
				2,224,747

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale 1.1%
AIP RD Buyer Corp., Term B Loan (First Lien), 1 Month SOFR + 4.000%	8.935%(c)	12/23/30	149	$149,425
Gates Corporation, Initial B-4 Dollar Term Loan, 1 Month SOFR + 2.250%	6.823(c)	11/16/29	245	246,249
Resideo Funding, Inc., Fourth Amendment Term Loan, 3 Month SOFR + 2.000%	6.656(c)	06/13/31	399	399,831
Windsor Holdings III LLC, Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	8.099(c)	08/01/30	163	164,388
				959,893
Diversified Financial Services 2.4%
Blackhawk Network Holdings, Inc., Term B Loan, 1 Month SOFR + 5.000%	9.573(c)	03/12/29	125	125,756
CPI Holdco B, LLC, Incremental Term B Loan	—(p)	05/19/31	200	200,625
Creative Planning LLC, Initial Term Loan, 1 Month SOFR + 2.000%	6.573(c)	05/17/31	350	350,146
Focus Financial Partners LLC,
2024 Delayed Draw Term Loan	0.000(c)	09/30/31	0	0
Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	09/15/31	271	273,105

Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 3.000%	7.630(c)	03/18/30	667	669,242
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 3.000%^	7.599(c)	10/21/31	250	247,500
VFH Parent LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	7.323(c)	06/21/31	218	218,747
				2,085,121
Electric 0.9%
Calpine Corporation, Term Loan (04/19), 1 Month SOFR + 2.000%	6.573(c)	01/31/31	474	475,216
Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 4.750%	9.354(c)	05/01/31	125	125,831

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electric (cont’d.)
Lightstone HoldCo LLC,
Extended Term B Loan, 3 Month SOFR + 5.750%	10.335%(c)	01/29/27	184	$186,104
Extended Term C Loan, 3 Month SOFR + 5.750%	10.335(c)	01/29/27	10	10,526
				797,677
Electronics 0.7%
Coherent Corp., Term B-1 Loan, 1 Month SOFR + 2.500%	7.073(c)	07/02/29	240	240,913
Indicor, Tranche C Dollar Term Loan, 3 Month SOFR + 3.250%	7.854(c)	11/22/29	149	149,640
Ingram Micro, Inc., 2024 Term B Loan, 3 Month SOFR + 2.750%	7.564(c)	09/22/31	194	194,552
				585,105
Engineering & Construction 1.5%
Arcosa, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.823(c)	08/12/31	200	200,500
Azuria Water Solutions, Inc., 2024 Second Additional Replacement Term Loan, 1 Month SOFR + 3.750%	8.323(c)	05/17/28	274	274,761
Brown Group Holding LLC, Initial Term Loan, 1 Month SOFR + 2.750%	7.323(c)	07/01/31	149	149,799
Construction Partners, Inc., Closing Date Loan, 1 Month SOFR + 2.500%^	7.073(c)	11/03/31	300	300,375
Michael Baker International LLC, Term B Loan, 1 Month SOFR + 4.750%	9.323(c)	12/01/28	200	199,999
Osmose Utilities Services, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.364%	7.937(c)	06/23/28	148	148,878
				1,274,312
Entertainment 3.1%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	10.254(c)	02/10/27	184	119,714
AP Gaming I LLC, Term B Loan, 1 Month SOFR + 3.750%	8.323(c)	02/15/29	74	74,933

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.823%(c)	02/06/31	199	$199,829
Term B Loan, 1 Month SOFR + 2.250%	6.823(c)	02/06/30	189	188,879

Cedar Fair LP, Initial Term B Loan, 1 Month SOFR + 2.000%	6.672(c)	05/01/31	150	149,938
Cinemark USA, Inc., Term B Loan, 1 Month SOFR + 2.750%	7.323(c)	05/24/30	222	222,297
ECL Entertainment LLC, Term B Loan, 1 Month SOFR + 3.500%	8.073(c)	08/31/30	50	50,000
Entain PLC (United Kingdom), Facility B3, 6 Month SOFR + 2.750%	8.014(c)	10/31/29	496	498,155
Flutter Financing BV (Ireland), Term B Loan, 3 Month SOFR + 2.000%	6.604(c)	11/30/30	223	223,982
Formula One Management Ltd. (Luxembourg),
Incremental Term Facility, 1 Month SOFR + 2.000%	7.110(c)	09/30/31	75	75,109
Term B-1 Loan, 3 Month SOFR + 2.000%	6.604(c)	09/30/31	150	150,219

Great Canadian (Canada), 2024 Refinancing Term Loan, 1 Month SOFR + 4.750%	9.272(c)	11/01/29	124	123,618
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	8.964(c)	04/26/28	149	149,623
Initial Term Loan, 1 Month SOFR + 4.114%	8.714(c)	04/26/28	97	97,565
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 7.500%^	12.110(c)	06/03/28	34	32,256
Second Out Term Loan, 3 Month SOFR + 7.500%^	12.110(c)	06/05/28	70	33,615

PCI Gaming Authority, 2024 Term B Loan, 1 Month SOFR + 2.000%	6.573(c)	07/18/31	299	298,595
				2,688,327
Environmental Control 2.5%
Action Environmental Group, Inc. (The), 2024 Term Loan B 4th Amendment, 3 Month SOFR + 3.750%^	8.354(c)	10/24/30	483	485,884

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Environmental Control (cont’d.)
GFL Environmental, Inc., 2024 Refinancing Term Loan, 3 Month SOFR + 2.000%	6.610%(c)	07/03/31	450	$451,313
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 1 Month SOFR + 4.000%	8.595(c)	10/17/30	349	350,306
Madison Iaq LLC, Initial Term Loan, 6 Month SOFR + 2.750%	7.889(c)	06/21/28	249	250,408
Mip V Waste Holdings, LLC, Tranche B-1 Term Loan, 3 Month SOFR + 3.000%	7.506(c)	12/08/28	249	249,668
Reworld Holding Corp.,
Incremental Term B Loan, 1 Month SOFR + 2.500%	7.156(c)	11/30/28	203	203,512
Incremental Term C Loan, 1 Month SOFR + 2.500%	7.156(c)	11/30/28	11	11,149

Tidal Waste & Recycling Holdings LLC, Term B Loan, 1 Month SOFR + 3.500%^	8.073(c)	10/03/31	150	150,187
				2,152,427
Foods 0.6%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	8.687(c)	06/09/28	271	252,676
Froneri International Ltd., (USD) Term Loan, 1 Month SOFR + 2.000%	6.573(c)	09/30/31	200	199,764
Raising Canes Restaurants LLC, Initial Term Loan, 1 Month SOFR + 2.000%	6.610(c)	09/18/31	75	75,319
				527,759
Forest Products & Paper 0.1%
Glatfelter Corp., New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31	125	125,156
Hand/Machine Tools 0.6%
Alliance Laundry Systems LLC, Initial Term B Loan, 1 Month SOFR + 3.500%	8.073(c)	08/19/31	325	327,600

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Hand/Machine Tools (cont’d.)
Dynamo US Bidco, Inc., Facility B (USD) Loan, 6 Month SOFR + 4.000%	8.245%(c)	09/30/31	100	$101,000
Madison Safety & Flow LLC, Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	09/26/31	125	126,198
				554,798
Healthcare-Products 0.3%
Auris Luxembourg III Sarl (Denmark), Facility B6 Loan, 6 Month SOFR + 3.750%	8.177(c)	02/28/29	50	50,342
Medline Borrower LP, Dollar Incremental Term Loan, 1 Month SOFR + 2.250%	6.820(c)	10/23/28	232	233,336
				283,678
Healthcare-Services 3.2%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	9.004(c)	02/15/29	250	187,253
Charlotte Buyer, Inc., First Refinancing Term Loan, 1 Month SOFR + 4.750%	9.372(c)	02/11/28	264	266,173
Concentra Health Services, Inc., Term B Loan, 1 Month SOFR + 2.250%^	6.823(c)	07/26/31	225	226,125
eResearch Technology, Inc., Tranche B-1 Term Loan, 1 Month SOFR + 4.000%	8.573(c)	02/04/27	122	122,555
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	8.406(c)	05/16/31	361	362,040
Mamba Purchaser, Inc., Third Amendment Term Loan, 1 Month SOFR + 3.250%	7.860(c)	10/16/28	49	48,938
Pacific Dental Services LLC, Term Loan USD 1BN, 1 Month SOFR + 2.750%	7.360(c)	03/15/31	124	124,440
Phoenix Guarantor, Inc., Tranche B-4 Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/21/31	398	400,923
Select Medical Corp., Tranche B-2 Term Loan, 1 Month SOFR + 2.000%^	6.606(c)	12/31/31	225	225,000
Sound Inpatient Physicians Holdings LLC, Tranche B Term Loan, 3 Month SOFR + 5.262%	9.865(c)	06/28/28	530	481,060

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Services (cont’d.)
Sound Inpatient Physicians, Inc.,
Tranche A Term Loan, 3 Month SOFR + 6.762%	11.365%(c)	06/28/28	50	$50,747
Tranche C Term Loan, 1 Month SOFR + 6.750%^	11.615(c)	06/28/29	5	3,178

Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, 1 Month SOFR + 2.750%	7.338(c)	12/19/30	149	150,201
Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.250%	9.097(c)	11/20/26	163	135,277
				2,783,910
Holding Companies-Diversified 0.9%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%	8.323(c)	11/01/30	187	187,555
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	9.085(c)	12/19/30	575	576,908
				764,463
Home Furnishings 0.5%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.923(c)	06/29/28	476	448,928
Household Products/Wares 0.3%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.584(c)	07/08/31	271	254,825
Housewares 0.2%
Lifetime Brands, Inc., Extended Term Loan, 1 Month SOFR + 5.614%	10.237(c)	08/26/27	47	45,225
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	8.687(c)	10/06/28	206	167,715
				212,940

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance 2.8%
Acrisure LLC, 2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849%(c)	11/06/30	598	$597,497
AmWINS Group, Inc., Term Loan, 1 Month SOFR + 2.364%	6.937(c)	02/19/28	63	63,070
Assured Partners, Inc., 2024 Term Loan, 1 Month SOFR + 3.500%	8.073(c)	02/14/31	230	231,508
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.937(c)	01/20/29	200	194,536
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	12/23/26	83	82,844
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	07/31/27	241	241,021
New B-10 Term Loan, 1 Month SOFR + 4.100%	8.673(c)	08/19/28	114	113,751
New B-11 Term Loan, 1 Month SOFR + 4.350%	8.923(c)	08/21/28	223	224,278
Second Lien Term B-3 Loan, 1 Month SOFR + 5.364%	9.937(c)	01/31/28	50	49,050

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 3.250%	7.823(c)	06/13/31	274	275,482
HUB International Ltd, Facility 2024-1 Incremental Term Loan, 3 Month SOFR + 2.750%	7.367(c)	06/20/30	200	200,897
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 3 Month SOFR + 3.000%	7.585(c)	07/31/31	150	150,902
				2,424,836
Internet 0.7%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	7.974(c)	11/30/27	131	131,498
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	8.823(c)	05/03/28	195	195,037
Nortonlifelock, Inc., Additional Tranche B-1 Term Loan, 1 Month SOFR + 1.750%	6.323(c)	09/12/29	299	299,223
				625,758
Investment Companies 0.4%
AAL Delaware Holdco, Inc., Initial Term Loan, 1 Month SOFR + 3.500%	8.073(c)	07/30/31	50	50,375

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Investment Companies (cont’d.)
Dragon Buyer, Inc., Term Loan, 3 Month SOFR + 3.250%	7.854%(c)	09/30/31	75	$75,094
Guardian US Holdco, Initial Term Loan, 3 Month SOFR + 3.500%	8.104(c)	01/31/30	123	123,329
WEC US Holdings Ltd., Initial Term Loan, 1 Month SOFR + 2.250%	7.172(c)	01/27/31	100	100,086
				348,884
Leisure Time 1.7%
Alterra Mountain Co., Series B-7 Term Loan, 1 Month SOFR + 3.000%^	7.573(c)	05/31/30	124	123,752
Amer Sports Co. (Finland), USD Term Loan B, 3 Month SOFR + 2.750%	7.235(c)	02/17/31	217	217,554
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	7.323(c)	12/13/29	318	319,012
Carnival Corp., 2027 Term Loan, 1 Month SOFR + 2.750%	7.323(c)	08/08/27	53	53,701
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	8.673(c)	12/01/28	220	212,399
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.573(c)	05/01/31	200	201,250
Life Time, Inc., 2024 New Term Loan, 1 Month SOFR + 2.500%	7.152(c)	11/05/31	125	125,547
Recess Holdings, Inc., Initial Term Loan, 3 Month SOFR + 4.500%	9.085(c)	02/21/30	199	200,990
				1,454,205
Lodging 0.3%
Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 3.500%	8.073(c)	01/27/29	125	125,586
Travel Leisure Co., 2023 Incremental Term Loan, 1 Month SOFR + 3.350%	7.938(c)	12/14/29	99	99,622
				225,208

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Construction & Mining 0.4%
Terex Corp., USD Term Loan, 1 Month SOFR + 1.750%	6.323%(c)	10/08/31	200	$201,000
Vertiv Group Corporation, Term B-2 Loan, 1 Month SOFR + 2.000%	6.656(c)	03/02/27	148	148,746
				349,746
Machinery-Diversified 2.0%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	7.092(c)	03/15/30	154	154,694
Doosan Bobcat North America, Inc. (South Korea), Tranche B Term Loans, 3 Month SOFR + 2.000%	6.604(c)	04/20/29	499	499,623
DXP Enterprises, Inc., 2024 Incremental Term Loan, 1 Month SOFR + 3.750%	8.323(c)	10/11/30	125	126,094
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 3 Month SOFR + 4.012%	8.615(c)	05/19/28	49	49,474
Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	8.187(c)	05/26/28	314	314,019
Pro Mach Group, Inc., Refinancing Term Loan, 1 Month SOFR + 3.500%	8.073(c)	08/31/28	89	89,422
STS Operating, Inc., First Refinancing Term Loan, 1 Month SOFR + 4.100%	8.673(c)	03/25/31	99	99,404
TK Elevator US Newco, Inc. (Germany), Facility B2 (USD), 6 Month SOFR + 3.500%	8.588(c)	04/30/30	397	400,249
				1,732,979
Media 1.5%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27	123	106,561
CBS Radio/Entercom Media/24 TLA, Term Loan, 1 Month SOFR + 7.000%^	11.687(c)	09/30/28	5	4,654
CBS Radio/Entercom Media/24 TLB, Term Loan, 1 Month SOFR + 6.000%	10.687(c)	09/30/29	20	17,722
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	195	191,550

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Diamond Sports Group LLC,
Dip Term Loan	10.000%	12/31/24	30	$31,907
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	3	2,196
Second Lien Term Loan	8.175	08/24/26(d)	397	1,985

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	239	207,740
Sinclair Television Group, Inc., Term B-4 Loan, 1 Month SOFR + 3.850%	8.423(c)	04/21/29	70	56,281
Univision Communications, Inc.,
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	8.854(c)	06/24/29	49	49,028
2024 Replacement First-Lien Term Loan, 1 Month SOFR + 3.614%	8.187(c)	01/31/29	50	49,854
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	7.937(c)	01/31/29	289	288,388

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	7.724(c)	03/31/31	300	296,625
				1,304,491
Metal Fabricate/Hardware 1.1%
Crosby US Acquisition Corp, Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	8.073(c)	08/16/29	174	175,174
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30	224	221,637
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%	8.021(c)	10/12/28	357	357,680
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	10.593(c)	03/01/30	173	168,492
				922,983
Mining 0.3%
Arsenal Aic Parent LLC, 2024 Term B Loan, 1 Month SOFR + 3.250%	7.823(c)	08/18/30	248	249,742

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Miscellaneous Manufacturing 0.5%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	8.187%(c)	11/30/28	274	$272,738
Gates Global LLC, Inital B-5 Dollar Term Loan, 1 Month SOFR + 2.250%	6.823(c)	06/04/31	75	75,367
John Bean Technologies Corp., Term B Loan	—(p)	10/31/31	50	50,250
				398,355
Oil & Gas 0.4%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	8.272(c)	07/09/31	325	327,234
Oil & Gas Services 0.4%
MRC Global (US) Inc., Term Loan, 6 Month SOFR + 3.500%^	7.931(c)	10/24/31	325	325,000
Packaging & Containers 1.5%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.500%	8.073(c)	03/22/29	100	100,666
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 3.175%	7.748(c)	04/13/29	264	265,306
Plaze, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	8.187(c)	08/03/26	209	190,600
Pregis TopCo LLC, First Lien Initial Term Loan, 1 Month SOFR + 4.000%	8.573(c)	07/31/26	99	99,735
Proampac PG Borrower LLC, 2024 Term B Loan, 3 Month SOFR + 4.000%	8.590(c)	09/15/28	98	98,246
Secure Acquisition, Inc., Closing Date Term Loan, 1 Month SOFR + 4.250%	8.823(c)	12/15/28	200	199,750

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.750%	8.323%(c)	04/19/31	124	$125,246
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188(c)	09/15/28	245	247,829
				1,327,378
Pharmaceuticals 0.7%
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.704(c)	10/01/27	369	353,108
Sharp Services LLC, Tranche D Term Loan, 2 Month SOFR + 3.250%	7.876(c)	12/31/28	149	149,437
Vizient, Inc., Term B-8 Loan, 1 Month SOFR + 2.000%	6.573(c)	08/01/31	150	150,437
				652,982
Pipelines 1.6%
AL GCX Holdings LLC, Initial Term Loan, 1 Month SOFR + 2.750%	7.380(c)	05/17/29	288	288,905
AL NGPL Holdings LLC, Term Loan, 3 Month SOFR + 2.500%^	7.090(c)	04/13/28	287	287,670
Buckeye Partners LP, Term B-2 Loan, 1 Month SOFR + 2.000%	6.573(c)	11/22/30	125	125,226
CPPIB OVM Member U.S. LLC, Initial Term Loan, 3 Month SOFR + 3.250%	7.854(c)	08/20/31	150	150,188
GIP Pilot Acquisition Partners, L.P., 2024 Term B Loan, 3 Month SOFR + 2.500%	7.090(c)	10/04/30	124	124,572
Prairie ECI Acquiror LP, Initial Term B-2 Loan, 1 Month SOFR + 4.750%	9.323(c)	08/01/29	75	75,017
Rockpoint Gas Storage Partners LP (Canada), Initial Term Loan, 3 Month SOFR + 3.500%	7.985(c)	09/12/31	313	314,297
				1,365,875
Private Equity 0.3%
HarbourVest Partners LP, New Term B Loan, 3 Month SOFR + 2.250%^	6.854(c)	04/18/30	238	237,913

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Real Estate 0.6%
BRP Nimbus LLC, Initial Term B Loan, 1 Month SOFR + 2.500%	7.173%(c)	08/27/25	287	$286,440
Greystar Real Estate Partners, LLC, Term B-2 Loan, 1 Month SOFR + 2.750%^	7.338(c)	08/21/30	268	268,204
				554,644
Real Estate Investment Trusts (REITs) 0.8%
Blackstone Mortgage Trust, Inc.,
New Term B Loan, 1 Month SOFR + 2.864%	7.437(c)	04/23/26	98	96,500
Term B-4 Loan, 1 Month SOFR + 3.500%^	8.073(c)	05/09/29	397	391,118

Starwood Property Mortgage LLC, Term B Loan (First Lien), 1 Month SOFR + 2.750%	7.323(c)	11/18/27	99	99,158
StarWood Property Mortgage LLC, Initial Term Loan, 1 Month SOFR + 2.600%	7.173(c)	07/26/26	145	144,414
				731,190
Retail 3.5%
1011778 BC Unlimited Liability Co. (Canada), Term B-6 Loan, 1 Month SOFR + 1.750%	6.323(c)	09/20/30	499	497,730
BJ’s Wholesale Club, Inc., Tranche B Term Loan, 1 Month SOFR + 1.750%	6.406(c)	02/05/29	75	75,375
Burlington Coat Factory Warehouse Corp., Term B Loan, 1 Month SOFR + 1.750%	6.323(c)	09/24/31	75	74,719
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 1 Month SOFR + 3.250%	7.938(c)	11/01/31	125	125,104
2024 Refinancing Term B Loan, 1 Month SOFR + 3.250%	7.938(c)	06/29/29	249	249,621

Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.437(c)	03/06/28	179	179,197
Harbor Freight Tools USA, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	7.157(c)	06/11/31	349	344,047
Johnstone Supply LLC, Initial Term Loan, 1 Month SOFR + 3.000%	7.640(c)	06/09/31	150	150,812
Kodiak BP LLC, Term B Loan	—(p)	12/31/31	275	275,000

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

MI Windows and Doors LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.000%	7.573%(c)	03/28/31	100	$100,519
Peer Holding III BV (Netherlands), Facility B5, 3 Month SOFR + 3.000%	7.604(c)	07/01/31	175	176,021
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.115(c)	03/03/28	200	191,150
Whatabrands LLC, Term B Loan, 1 Month SOFR + 2.750%	7.323(c)	08/03/28	198	198,603
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.823(c)	10/19/29	400	401,792
				3,039,690
Semiconductors 0.5%
Allegro Microsystems, Inc. (Japan), Amendment No. 2 Term Loan, 1 Month SOFR + 2.250%	6.823(c)	10/31/30	234	234,961
Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	10.950(c)	04/30/26	147	137,698
Ultra Clean Holdings, Inc., Seventh Amendment Replacement Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/28/28	74	74,526
				447,185
Shipbuilding 0.2%
LSF11 Trinity Bidco, Inc., 2024 Term B Loan, 1 Month SOFR + 3.500%	8.088(c)	06/14/30	146	146,099
Software 4.0%
Applovin Corp., 2030 Initial Term Loan, PRIME + 1.500%	9.250(c)	08/16/30	198	198,336
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/15/29	423	423,961
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	8.335(c)	07/30/31	197	198,378

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	7.323%(c)	01/31/31	168	$166,760
Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	8.423(c)	10/08/28	209	208,253
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	299	299,123
Dun & Bradstreet Corporation (The), Incremental Term B-2, 1 Month SOFR + 2.250%	6.836(c)	01/18/29	124	124,686
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.750%^	7.339(c)	10/30/30	135	136,013
Genesys Cloud Services Holdings II LLC, Initial 2024 Incremental No. 3 Dollar Term Loan, 1 Month SOFR + 3.000%	7.573(c)	12/01/27	149	150,072
Hireright Holdings Group, 2024 Incremental Term Loan, 1 Month SOFR + 4.000%	8.573(c)	09/27/30	199	199,678
Inmar, Inc., Initial Term Loan, 3 Month SOFR + 5.000%	9.573(c)	10/30/31	175	174,839
Playtika Ltd., Term B-1 Loan, 1 Month SOFR + 2.864%	7.437(c)	03/13/28	148	149,018
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.600%	8.173(c)	10/02/28	221	217,100
Renaissance Holding Corp., Covenant-Lite First-Lien Term Loan, 1 Month SOFR + 4.250%	8.823(c)	04/05/30	198	198,410
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.937(c)	07/14/28	121	96,666
VS Buyer LLC, 2024-1 Refinancing Term Loan, 1 Month SOFR + 2.750%^	7.360(c)	04/12/31	125	124,376
Webpros Investments Sarl (Luxembourg), 2024 Term Loan, 1 Month SOFR + 4.000%^	8.573(c)	03/28/31	50	50,061
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	8.073(c)	12/21/29	124	124,779
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	7.323(c)	09/28/29	249	248,661
				3,489,170

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 2.8%
Aventiv Technologies,
Second Lien Term Loan, 3 Month SOFR + 9.312%^	13.915%(c)	11/01/25	11	$3,295
Second-Out Term Loan, 3 Month SOFR + 7.762%^	12.365(c)	07/31/25	5	4,638
Super Priority First Lien Third Out Term Loan, 3 Month SOFR + 5.352%	9.955(c)	07/31/25	102	88,751

CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	8.604(c)	12/17/27	180	181,341
CommScope, Inc., Initial Term Loan, 1 Month SOFR + 3.364%	7.937(c)	04/06/26	157	154,092
Crown Subsea Communications Holding, Inc., 2024 Term Loan, 1 Month SOFR + 4.000%	8.573(c)	01/30/31	150	151,308
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	133	127,324
Gogo Intermediate Holdings LLC, Initial Term Loan, 1 Month SOFR + 3.864%	8.437(c)	04/30/28	249	237,565
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	6.823(c)	09/20/30	141	140,619
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29	165	168,615
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30	165	168,592
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%^	13.935(c)	10/18/27	4	120
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	22	13,230
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	50	2,235

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	10.272(c)	08/01/29	235	220,854
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%^	8.024(c)	10/30/31	300	297,750
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.506(c)	10/01/31	50	50,375
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.702(c)	10/24/29	29	28,318
Second Out Term Loan, 1 Month SOFR + 1.614%	6.202(c)	10/24/31	101	81,124

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.000%	7.687%(c)	03/09/27	105	$100,327
Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29	175(r)	174,344
				2,394,817
Transportation 1.3%
First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%	7.865(c)	07/21/28	123	123,913
Initial Term C Loan, 3 Month SOFR + 3.262%	7.865(c)	07/21/28	38	37,899

Genesee & Wyoming, Inc., Initial Term B Loan, 3 Month SOFR + 2.000%	6.604(c)	04/10/31	250	250,555
Kenan Advantage Group, Inc. (The), Term B-4 Loan, 1 Month SOFR + 3.250%	7.823(c)	01/25/29	275	274,417
Pods LLC, Term Loan, 3 Month SOFR + 3.262%	7.847(c)	03/31/28	123	113,768
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 3.000%	7.573(c)	09/15/28	300	300,703
				1,101,255

Total Floating Rate and Other Loans (cost $59,028,189)				59,106,710
Residential Mortgage-Backed Securities 0.8%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.234(c)	05/25/33	117	118,305
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.049(c)	03/29/27	258	261,117
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.799(c)	09/27/28	289	290,319

Total Residential Mortgage-Backed Securities (cost $664,606)				669,741
U.S. Treasury Obligation 0.6%
U.S. Treasury Bonds (cost $529,319)	4.125	08/15/44	525	500,801

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Shares	Value
Common Stocks 0.1%
Health Care Providers & Services 0.0%
Sound Inpatient Physicians, Inc. (Class A Stock)*^	7,940	$1
Sound Inpatient Physicians, Inc. (Class A2 Stock)*^	355	352
		353
IT Services 0.0%
ConvergeOne Holdings, Inc.*	3,151	36,236
Media 0.0%
Audacy, Inc.*^	551	11,406
Audacy, Inc.*^	188	3,431
		14,837
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	9,237	23,185
Xplore, Inc. (Canada)*	5,763	24,688
Xplore, Inc., CVR*^	432	—
		47,873

Total Common Stocks (cost $73,306)		99,299
Preferred Stock 0.0%
Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica)*^ (cost $5,920)	981	10,791

Units
Warrants* 0.0%
Entertainment 0.0%
Falcon’s Beyond Global, Inc., expiring 12/31/79^	2,501	—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Units	Value
Warrants* (Continued)
Media 0.0%
Audacy, Inc., expiring 12/31/79^	105	$1,916

Total Warrants (cost $1,629)		1,916

Total Long-Term Investments (cost $84,390,401)		84,930,649

Shares
Short-Term Investments 7.9%
Affiliated Mutual Fund 7.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $6,677,582)(wb)	6,677,582	6,677,582

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) 0.2%
U.S. Treasury Bills (cost $158,609)	4.417%	10/30/25	165	158,732

Total Short-Term Investments (cost $6,836,191)				6,836,314

TOTAL INVESTMENTS 106.0% (cost $91,226,592)				91,766,963
Liabilities in excess of other assets(z) (6.0)%				(5,186,236)

Net Assets 100.0%				$86,580,727

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
CVR—Contingent Value Rights

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
NAB—National Australia Bank Ltd.
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,645,135 and 6.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $91,782. The aggregate value of $86,887 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(hh)	When-issued security.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group, Inc. (The), 2024-1 Incremental Delayed draw Term Loan, 1.500%, Maturity Date 10/24/30 (cost $14,286)^	14	$14,357	$72	$—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $22,500)^	23	22,275	225	—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Unfunded loan commitments outstanding at November 30, 2024 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan, 1.000%, Maturity Date 09/11/31 (cost $29,096)	29	$29,332	$236	$—
Ryan LLC, Delayed Draw Term Loan, 1 Month SOFR + 4.50%, 5.036%(c), Maturity Date 11/14/30 (cost $325)	—(r)	327	2	—
		$66,291	$535	$—
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
29	2 Year U.S. Treasury Notes	Mar. 2025	$5,977,172	$(14,960)
39	5 Year U.S. Treasury Notes	Mar. 2025	4,196,461	(33,821)
8	10 Year U.S. Treasury Notes	Mar. 2025	889,500	(11,081)
4	20 Year U.S. Treasury Bonds	Mar. 2025	478,000	(12,856)
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	127,187	(3,751)
				$(76,469)
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/03/24	JPM	EUR	240	$250,087	$253,808	$3,721	$—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/03/24	SSB	EUR	240	$260,341	$253,808	$6,533	$—
Expiring 01/10/25	JPM	EUR	240	250,532	254,251	—	(3,719)
				$510,873	$508,059	6,533	(3,719)
						$10,254	$(3,719)
Credit default swap agreements outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	2,650	2.947%	$202,748	$254,271	$51,523
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	14,225	0.475%	312,126	367,853	55,727
					$514,874	$622,124	$107,250
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreement outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	12/20/24	100	$2,636	$(146)	$2,782
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	110	1,860	12	1,848
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	12/20/24	750	17,706	(6)	17,712
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	12/20/24	1,490	36,544	—	36,544
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.590%	BNP	03/20/25	1,650	(10,667)	271	(10,938)
					$48,079	$131	$47,948
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Reverse repurchase agreements outstanding at November 30, 2024:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at November 30, 2024
Clear Street LLC	5.240%	10/17/24	$461,250	12/06/24	$461,250
Clear Street LLC	5.240%	10/17/24	1,101,375	12/06/24	1,101,375
Clear Street LLC	5.240%	10/17/24	782,000	12/06/24	782,000
			$2,344,625		$2,344,625
Open maturity dates - Certain agreements have no stated maturity and can be terminated by either party at any time.
The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Less than 30 Days	30-90 Days	More than 90 Days	Total
Corporate Bonds	$—	$2,344,625	$—	$—	$2,344,625
Total Borrowings	$ —	$2,344,625	$ —	$ —	$2,344,625
During the reporting period ended November 30, 2024, the Fund held reverse repurchase agreements with an average value of $2,016,678 and a daily weighted average interest rate of 1.238%. In addition, Corporate Bonds with a market value of $2,442,939 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).